Covid-19 SBA Loans	9 Months Ended
Sep. 30, 2024
Unusual or Infrequent Items, or Both [Abstract]
Covid-19 SBA Loans

Note 11 – Covid-19 SBA Loans

During the year ended December 31, 2020, the Company applied for and received $55,700 under the Economic Injury Disaster Loan Program (“EIDL”), which is administered through the Small Business Administration (“SBA”). During 2021, the SBA notified the Company that the terms of the EIDL are a term of 30 years and an interest rate of 3.75%. The balance of the EIDL at September 30, 2024 and December 31, 2023 was $48,181 and $48,974, respectively.